Condensed Consolidated Interim Balance Sheets - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Current
Cash and cash equivalents	$ 305,757	$ 507,311	$ 543,650
Accounts receivable	517,758	212,730	383,903
Prepaid expenses and other receivables (Note 5)	851,179	433,655	228,047
Inventories (Note 6)	192,626	237,443	228,249
Due from related parties	18,913	18,897	18,731
Total Current Assets	1,886,233	1,410,036	1,402,580
Equipment (Note 7)	139,380	159,961	227,421
Technology and other assets (Note 4)	4,566,351	4,706,719	5,030,624
Goodwill	22,308,275	22,308,275	22,308,275
Total Assets	28,900,239	28,584,991	28,968,900
Current
Accounts payable	906,438	724,673	784,771
Accrued liabilities	962,185	1,529,505	1,228,657
Customer advances	0	800	121,562
Demand loans (Note 8)	0	51,479	330,600
Promissory Note Payable (Note 8)		0	236,548
Convertible Loans (Note 8)		0	2,017,488
Deferred revenue	134,161	122,667	98,624
Shares to be issued, stock options and warrants (Notes 10, 11 and 12)	0	5,692,853	0
Total Current Liabilities	2,002,784	8,121,977	4,818,250
Shareholders' Equity
Preferred Stock, Value	0	0	0
Common Shares, Value	2,611	1,664	645
Additional paid in capital	67,379,122	56,195,541	45,184,320
Deficit	(40,526,427)	(35,776,340)	(21,076,464)
Accumulated other comprehensive income	42,149	42,149	42,149
Total Shareholders' Equity	26,897,455	20,463,014	24,150,650
Total Liabilities and Shareholders' Equity	$ 28,900,239	$ 28,584,991	$ 28,968,900